Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Vessel operating expenses		$ (261,114)	$ (249,273)	$ (249,976)
Restructuring charges		5,632	1,597	9,922
Restructuring Amounts Recovered				8,100
Teekay Corporation | Seapeak
Related Party Transaction [Line Items]
Restructuring Amounts Recovered	$ 8,100
Restructuring Charge | Entities Under Common Control
Related Party Transaction [Line Items]
Restructuring charges		5,600	400	9,900
Restructuring Charge | Entities Under Common Control
Related Party Transaction [Line Items]
Restructuring charges		5,632	449	9,922
Strategic and administrative service fees | Entities Under Common Control
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		(37,018)	(35,218)	(31,280)
Management fee revenue | Entities Under Common Control
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 8,319	$ 7,953	$ 13,944